Supplement to the
Fidelity® Advisor
Emerging Asia Fund
Institutional Class
December 29, 1999
Revised February 3, 2000
Prospectus

The following information replaces the "Annual class operating expenses" table and footnote A found in "Fee Table" beginning on page 5.

Annual class operating expenses (paid from class assets)

	Institutional Class
Management fee	0.73%
Distribution and Service (12b-1) fee	None
Other expenses	1.02%
Total annual class operating expensesA	1.75%

A Effective June 16, 1999, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement can be discontinued by FMR at any time.

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

AEAI-00-02 September 8, 2000
1.725514.102

Supplement to the
Fidelity® Advisor
Emerging Asia Fund
Class A, Class T,
Class B, and Class C
December 29, 1999
Prospectus

The following information replaces the "Annual class operating expenses" table and footnote A found in "Fee Table" beginning on page 6.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
Other expenses	1.02%	1.09%	1.20%	1.09%
Total annual class operating expensesA	2.00%	2.32%	2.93%	2.82%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Emerging Asia	2.00%	6/16/99	2.25%	6/16/99	2.75%	6/16/99	2.75%	6/16/99

These arrangements can be discontinued by FMR at any time.

The following information replaces similar information found in the "Fund Management" section on page 26.

FMR pays FMR U.K., FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

AEA-00-02 September 8, 2000
1.725513.105